MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	$ 20.3	$ 22.5	$ 6.5
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%
Maximum percentage of registered capital that can be appropriated to general reserve fund	50.00%
Appropriations made by Company's PRC subsidiaries	$ 7.9	$ 0.5	$ 30.7